Quarterly Report
March 31, 2024
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 1.6%
MTU Aero Engines Holding AG	17,441	$4,425,575
Thales S.A.	20,085	3,424,738
		$7,850,313
Airlines – 0.6%
Ryanair Holdings PLC, ADR	20,730	$3,018,081
Alcoholic Beverages – 2.8%
Diageo PLC	187,662	$6,929,268
Heineken N.V.	37,924	3,655,284
Kirin Holdings Co. Ltd.	189,100	2,620,767
		$13,205,319
Apparel Manufacturers – 4.3%
Burberry Group PLC	82,365	$1,260,998
Compagnie Financiere Richemont S.A.	35,852	5,466,153
LVMH Moet Hennessy Louis Vuitton SE	14,275	12,839,465
NIKE, Inc., “B”	12,057	1,133,117
		$20,699,733
Automotive – 2.4%
Bridgestone Corp.	70,500	$3,099,802
Compagnie Generale des Etablissements Michelin	84,857	3,251,784
DENSO Corp.	278,400	5,302,069
		$11,653,655
Biotechnology – 1.0%
CSL Ltd.	25,982	$4,874,823
Brokerage & Asset Managers – 3.5%
Euronext N.V.	81,775	$7,781,264
Hong Kong Exchanges & Clearing Ltd.	93,600	2,724,205
London Stock Exchange Group PLC	50,297	6,024,475
		$16,529,944
Business Services – 1.0%
Nomura Research Institute Ltd.	120,500	$3,377,471
Secom Co. Ltd.	18,100	1,310,450
		$4,687,921
Computer Software – 1.1%
Cadence Design Systems, Inc. (a)	17,072	$5,314,172
Computer Software - Systems – 6.3%
Amadeus IT Group S.A.	83,093	$5,328,491
Cap Gemini S.A.	6,055	1,393,369
Constellation Software, Inc.	2,082	5,687,055
Fujitsu Ltd.	186,000	3,059,453
Hitachi Ltd.	117,200	10,765,398
Samsung Electronics Co. Ltd.	66,463	4,068,005
		$30,301,771
Construction – 1.0%
Techtronic Industries Co. Ltd.	336,500	$4,561,531

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.7%
Kao Corp.	86,600	$3,225,332
Consumer Services – 0.8%
CAR Group Ltd.	69,685	$1,638,401
Persol Holdings Co. Ltd.	743,900	1,049,166
SEEK Ltd.	67,721	1,105,466
		$3,793,033
Electrical Equipment – 5.7%
Legrand S.A.	54,587	$5,784,292
Mitsubishi Electric Corp.	317,700	5,271,914
Schneider Electric SE	72,673	16,437,243
		$27,493,449
Electronics – 3.9%
ASML Holding N.V.	5,580	$5,371,028
Kyocera Corp.	141,700	1,893,171
NXP Semiconductors N.V.	13,053	3,234,142
Renesas Electronics Corp.	133,100	2,348,022
ROHM Co. Ltd.	16,000	256,679
Taiwan Semiconductor Manufacturing Co. Ltd.	220,804	5,374,609
		$18,477,651
Energy - Independent – 1.2%
Reliance Industries Ltd.	75,778	$2,700,033
Woodside Energy Group Ltd.	159,269	3,165,523
		$5,865,556
Energy - Integrated – 3.7%
Eni S.p.A.	273,923	$4,328,804
Galp Energia SGPS S.A., “B”	313,629	5,181,962
TotalEnergies SE	121,811	8,340,960
		$17,851,726
Food & Beverages – 3.0%
Nestle S.A.	108,170	$11,484,479
Novozymes A/S	45,716	2,683,098
		$14,167,577
Food & Drug Stores – 0.4%
Seven & I Holdings Co. Ltd.	137,700	$2,006,647
Gaming & Lodging – 1.6%
Aristocrat Leisure Ltd.	109,828	$3,077,485
Flutter Entertainment PLC (a)	7,000	1,395,054
Sands China Ltd. (a)	535,200	1,507,770
Whitbread PLC	44,645	1,867,395
		$7,847,704
Insurance – 5.6%
AIA Group Ltd.	798,800	$5,363,163
Aon PLC	19,278	6,433,454
Beazley PLC	521,896	4,383,721
Hiscox Ltd.	173,180	2,710,381
Willis Towers Watson PLC	8,938	2,457,950
Zurich Insurance Group AG	10,396	5,605,782
		$26,954,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.2%
Yamaha Corp. (l)	44,900	$967,228
Machinery & Tools – 5.4%
Daikin Industries Ltd.	32,900	$4,477,077
GEA Group AG	99,833	4,220,952
RB Global, Inc.	39,064	2,975,330
SMC Corp.	11,400	6,388,308
Toyota Industries Corp.	47,500	4,910,655
Weir Group PLC	106,595	2,720,376
		$25,692,698
Major Banks – 7.1%
Bank of Ireland Group PLC	395,000	$4,027,077
BNP Paribas	107,236	7,619,445
DBS Group Holdings Ltd.	127,000	3,388,861
Mitsubishi UFJ Financial Group, Inc.	519,500	5,343,252
NatWest Group PLC	2,337,017	7,831,362
UBS Group AG	186,679	5,742,059
		$33,952,056
Medical Equipment – 2.6%
ConvaTec Group PLC	958,502	$3,464,790
Olympus Corp.	166,700	2,436,410
QIAGEN N.V.	102,281	4,373,558
Terumo Corp.	118,200	2,130,848
		$12,405,606
Metals & Mining – 2.1%
Glencore PLC	1,010,753	$5,553,216
Mitsui & Co. Ltd.	98,500	4,623,735
		$10,176,951
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	414,100	$1,320,037
Natural Gas - Pipeline – 0.3%
APA Group	234,578	$1,285,576
Other Banks & Diversified Financials – 3.8%
HDFC Bank Ltd.	217,679	$3,778,993
Julius Baer Group Ltd.	87,172	5,034,005
Macquarie Group Ltd.	31,274	4,069,827
Visa, Inc., “A”	19,206	5,360,010
		$18,242,835
Pharmaceuticals – 8.8%
Kyowa Kirin Co. Ltd.	134,600	$2,392,266
Merck KGaA	32,221	5,687,002
Novo Nordisk A.S., “B”	133,906	17,152,813
Roche Holding AG	43,280	11,023,359
Sanofi	39,279	3,854,534
Santen Pharmaceutical Co. Ltd.	185,000	1,877,741
		$41,987,715
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	24,485	$3,835,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.2%
LEG Immobilien SE	65,057	$5,585,461
Restaurants – 0.3%
Yum China Holdings, Inc.	37,117	$1,476,886
Specialty Chemicals – 7.8%
Akzo Nobel N.V.	30,115	$2,247,628
Croda International PLC	56,918	3,521,550
Kansai Paint Co. Ltd.	93,800	1,348,321
Linde PLC	35,456	16,462,930
Nitto Denko Corp.	52,900	4,815,445
Sika AG	15,680	4,670,009
Symrise AG	36,523	4,371,744
		$37,437,627
Specialty Stores – 0.3%
ZOZO, Inc.	57,700	$1,450,695
Telecommunications - Wireless – 2.2%
Advanced Info Service Public Co. Ltd.	406,400	$2,272,165
Cellnex Telecom S.A.	73,946	2,614,280
KDDI Corp.	93,600	2,771,272
SoftBank Group Corp.	47,800	2,829,856
		$10,487,573
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	105,001	$1,548,542
Tobacco – 1.1%
British American Tobacco PLC	166,187	$5,046,654
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	246,000	$1,959,665
E.ON SE	202,931	2,820,940
Iberdrola S.A.	412,349	5,113,696
		$9,894,301
Total Common Stocks		$473,174,381
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,868	$0

Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	2,316,503	$2,316,966

Other Assets, Less Liabilities – 0.6%		2,817,263
Net Assets – 100.0%		$478,308,610
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,316,966 and $473,174,381, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$94,349,450	$—	$—	$94,349,450
France	70,727,094	—	—	70,727,094
United Kingdom	51,314,186	—	—	51,314,186
Switzerland	49,025,846	—	—	49,025,846
United States	40,395,775	—	—	40,395,775
Germany	31,485,232	—	—	31,485,232
Denmark	—	19,835,911	—	19,835,911
Australia	19,217,101	—	—	19,217,101
Hong Kong	16,116,334	—	—	16,116,334
Other Countries	78,435,287	2,272,165	—	80,707,452
Mutual Funds	2,316,966	—	—	2,316,966
Total	$453,383,271	$22,108,076	$—	$475,491,347
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2024, the value of securities loaned was $870,172. These loans were collateralized by U.S. Treasury Obligations (held by the custodian) of $921,730.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,012,784	$12,232,758	$12,927,941	$(662)	$27	$2,316,966
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,177	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
Japan	19.7%
France	14.8%
United Kingdom	10.7%
Switzerland	10.2%
United States	9.5%
Germany	6.6%
Denmark	4.1%
Australia	4.0%
Hong Kong	3.4%
Other Countries	17.0%